Segment Information (Schedule Of Segments Financial Information) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 287,774		$ 308,352	$ 310,322	$ 253,527	$ 245,397		$ 222,829	$ 189,432	$ 206,478	$ 1,159,975		$ 864,136		$ 656,704
Cost of midstream gas purchased											817,937		577,813		406,583
Operating costs and expenses											99,091		88,838		72,450
Impairments															1,511
Depreciation, depletion & amortization											89,376		75,900		70,235
Operating income	34,834		37,575	43,177	37,985	39,424		31,693	23,710	26,758	153,571		121,585		105,925
Interest expense											(44,287)		(35,591)		(24,653)
Derivatives											(13,442)		(22,493)		(19,714)
Other											501		686		1,353
Net income											96,343		64,187		62,911
Additions to property and equipment											376,602		124,116		80,677
Total assets	1,593,992					1,304,205					1,593,992		1,304,205		1,219,063
Natural Gas Eastern Midstream Segment
Segment Reporting Information [Line Items]
Revenues											26,170		625
Operating costs and expenses											2,737		212
Depreciation, depletion & amortization											4,243		384
Operating income											19,190		29
Additions to property and equipment											120,310		39,090
Total assets	174,444					49,629					174,444		49,629
Natural Gas Midcontinent Midstream Segment
Segment Reporting Information [Line Items]
Revenues											944,852	[1]	711,023	[1]	512,104	[1]
Cost of midstream gas purchased											817,937	[1]	577,813	[1]	406,583	[1]
Operating costs and expenses											60,505	[1]	55,829	[1]	45,842	[1]
Depreciation, depletion & amortization											47,956	[1]	44,643	[1]	38,905	[1]
Operating income											18,454	[1]	32,738	[1]	20,774	[1]
Additions to property and equipment											121,789	[1]	59,275	[1]	78,425	[1]
Total assets	736,351	[2]				662,313	[2]				736,351	[2]	662,313	[2]	633,802	[2]
Coal And Natural Resource Management Segment
Segment Reporting Information [Line Items]
Revenues											188,953	[3]	152,488	[3]	144,600	[3]
Operating costs and expenses											35,849	[3]	28,483	[3]	24,231	[3]
Impairments															1,511	[3]
Depreciation, depletion & amortization											37,177	[3]	30,873	[3]	31,330	[3]
Operating income											115,927	[3]	93,132	[3]	87,528	[3]
Additions to property and equipment											134,503	[3]	25,751	[3]	2,252	[3]
Total assets	683,197	[4]				585,559	[4]				683,197	[4]	585,559	[4]	574,258	[4]
Corporate and Other
Segment Reporting Information [Line Items]
Operating costs and expenses													4,314		2,377
Operating income													(4,314)		(2,377)
Total assets						$ 6,704							$ 6,704		$ 11,003

[1]	Our Midcontinent Midstream segment's revenues for the years ended December 31, 2011, 2010 and 2009 include $2.5 million, $6.0 million and $5.3 million of equity earnings related to our 25% member interest in Thunder Creek. See Note 8, "Equity Investments" for a further description of this segment's equity investment.
[2]	Total assets at December 31, 2011, 2010 and 2009 for the Midcontinent Midstream segment included equity investment of $53.1 million, $58.8 million and $59.8 million related to our 25% member interest in Thunder Creek. See Note 8, "Equity Investments" for a further description.
[3]	Our Coal and Natural Resource Management segment's revenues for the years ended December 31, 2011, 2010 and 2009 include $2.3 million, $2.0 million and $1.7 million of equity earnings related to our 50% interest in Coal Handling Solutions LLC. See Note 8, "Equity Investments" for a further description.
[4]	Total assets at December 31, 2011, 2010 and 2009 for the Coal and Natural Resource Management segment included equity investment of $16.3 million, $19.0 million and $21.0 million related to our 50% interest in Coal Handling Solutions LLC. See Note 8, "Equity Investments" for a further description.